Financial Risk Management Objectives and Policies - Schedule of Exchange Rates (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Exchange Rates [Line Items]
USD/AUD exchange rate – change by 4.6% (2024: 4.8%)	$ 5,178	$ 5,495
Impact on loss for the period [Member]
Schedule of Exchange Rates [Line Items]
USD/AUD exchange rate – change by 4.6% (2024: 4.8%)	$ 57,463
Impact on other components of equity [Member]
Schedule of Exchange Rates [Line Items]
USD/AUD exchange rate – change by 4.6% (2024: 4.8%)		$ 144,419